Available-for-sale debt securities, noncurrent	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Available-for-sale debt securities, noncurrent

Note  17.   Available-for-sale debt securities, noncurrent

The following table summarizes the amortized cost, gross unrealized gains and losses, and fair value of our available-for-sale debt securities.

Type of security	Amortized cost USD'000	Unrealized gains USD'000	Unrealized losses USD'000	Fair value USD'000	Maturity
Convertible corporate bonds	120	—	—	127	1 to 5 years
Total	120	—	—	127

As at June 30,2025, we held one convertible bonds agreement with ColibriTD, a French Quantum as-a-Service company.